PREFERRED LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2024
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS' EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2024	2023	June 30, 2024	December 31, 2023
Series 7 (C$175)	7.00	5.50	January 2026	4	4	128	128
Series 13 (C$250)	10.00	6.05	April 2028	6	5	196	196
Series 15 (C$175)	—	5.75	April 2024	2	4	—	126
Series 17 ($200)	8.00	5.25	March 2025	5	5	195	195
Series 18 (C$150)	6.00	5.50	April 2027	3	2	115	115
	31.00			$20	$20	$634	$760

Distributions paid during the three and six months ended June 30, 2024, totaled $9 million and $20 million, respectively (2023: $10 million and $20 million, respectively).
During the quarter, Brookfield Renewable redeemed all of the outstanding units of Series 15 Preferred Limited Partnership units for C$175 million.
Class A Preferred LP Units - Normal Course Issuer Bid
In December 2023, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to December 17, 2024, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preferred Limited Partnership Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No units were repurchased during the three and six months ended June 30, 2024 and 2023.